Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Redeemable Noncontrolling Partnership Interests [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series C Preferred Stock [Member]	Total Shareholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2009	$ 1,420,379		$ 12	$ 1,379	$ 1,399,654	$ 491	$ (283,640)		$ 1,117,896	$ 302,483
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount		34,379
Net income (loss)	73,167	4,333					62,151		62,151	11,016
Other comprehensive income (loss) [Abstract]
Other comprehensive income (loss)	11,575	(304)				7,364			7,364	4,211
Issuance of 1,115,000 shares of preferred stock in equity offerings in 2010	229,347		11		229,336				229,347
Conversion of 12,466,000 and 125,100 and 9,807,013 operating partnership special common units to shares of common stock in 2011 and 2010, respectively				98	56,240				56,338	(56,338)
Dividends declared - common stock	(112,418)						(112,418)		(112,418)
Dividends, Preferred Stock	(32,619)						(32,619)		(32,619)
Issuance of 232,560 shares of common stock and restricted common stock	214	0	0	1	213	0	0		214	0
Cancellation of 16,082, 17,790, and 24,619 shares of restricted common stock in 2011, 2010, and 2009, respectively	(175)	0	0	0	(175)	0	0		(175)	0
Exercise of stock options	1,456	0	0	1	1,455	0	0		1,456	0
Accrual under deferred compensation arrangements	41				41				41
Amortization of deferred compensation	2,211				2,211				2,211
Additions To deferred financing Costs	34	0	0	0	0	0	0		0	34
Income tax effect of share-based compensation	(1,805)	(10)			(1,468)				(1,468)	(337)
Purchase of minority interest in the Operating Partnership	(3,139)	3,139			(15,572)				(15,572)	12,433
Adjustment to record redeemable noncontrolling interests at redemption value	(14,428)	14,428			(14,428)				(14,428)
Distributions to noncontrolling interests	(55,131)	(9,896)	0	0	0	0	0		0	(55,131)
Contributions from noncontrolling interest in Operating Partnership	5,234									5,234
Balance at Dec. 31, 2010	1,523,943		23	1,479	1,657,507	7,855	(366,526)		1,300,338	223,605
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount		32,271
Net income (loss)	159,409	4,940					133,936		133,936	25,473
Other comprehensive income (loss) [Abstract]
Other comprehensive income (loss)	(5,665)	(48)				(4,430)			(4,430)	(1,235)
Conversion of 12,466,000 and 125,100 and 9,807,013 operating partnership special common units to shares of common stock in 2011 and 2010, respectively				1	728				729	(729)
Dividends declared - common stock	(124,615)						(124,615)		(124,615)
Dividends, Preferred Stock	(42,376)						(42,376)		(42,376)
Issuance of 232,560 shares of common stock and restricted common stock	278	0	0	2	276	0	0		278	0
Cancellation of 16,082, 17,790, and 24,619 shares of restricted common stock in 2011, 2010, and 2009, respectively	(125)	0	0	0	(125)	0	0		(125)	0
Exercise of stock options	1,955	0	0	2	1,953	0	0		1,955	0
Accrual under deferred compensation arrangements	56				56				56
Amortization of deferred compensation	1,629				1,629				1,629
Purchase of minority interest in the Operating Partnership	(3,005)	3,005			(5,205)				(5,205)	2,200
Adjustment to record redeemable noncontrolling interests at redemption value	1,108	(1,108)			1,108				1,108
Distributions to noncontrolling interests	(44,239)	(8,897)	0	0	0	0	0		0	(44,239)
Contributions from noncontrolling interest in Operating Partnership	2,038									2,038
Balance at Dec. 31, 2011	1,470,391	32,271	23	1,484	1,657,927	3,425	(399,581)		1,263,278	207,113
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount		40,248
Net income (loss)	149,372	4,445					131,600		131,600	17,772
Other comprehensive income (loss) [Abstract]
Other comprehensive income (loss)	3,974	21				3,561			3,561	413
Repurchase of Series C preferred stock	(115,000)	0	(5)	0	(111,222)	0	(3,773)		(115,000)	0
Conversion of 12,466,000 and 125,100 and 9,807,013 operating partnership special common units to shares of common stock in 2011 and 2010, respectively	0	0	0	125	59,613	0	0		59,738	(59,738)
Dividends declared - common stock	(138,069)						(138,069)		(138,069)
Dividends, Preferred Stock	(47,511)							(3,773)
Purchase of noncontrolling interests in other consolidated subsidiaries	14,000	0	0	0	0	0	0		0	14,000
Issuance of 232,560 shares of common stock and restricted common stock	730	0	0	2	728	0	0		730	0
Issuance of 66,630,000 shares of common stock in equity offering	166,720	0	7	0	166,713	0	0		166,720	0
Dividends declared - preferred stock	(43,738)						(43,738)		(43,738)
Cancellation of 16,082, 17,790, and 24,619 shares of restricted common stock in 2011, 2010, and 2009, respectively	(633)	0	0	0	(633)	0	0		(633)	0
Exercise of stock options	4,454	0	0	2	4,452	0	0		4,454	0
Accrual under deferred compensation arrangements	44				44				44
Amortization of deferred compensation	3,863				3,863				3,863
Accelerated vesting of deferred compensation	(725)				(725)				(725)
Issuance of 42,484 shares of common stock under deferred compensation arrangement	(615)	0	0	0	(615)	0	0		(615)	0
Adjustments to Additional Paid in Capital, Reallocation of Noncontrolling Interest	(3,197)	3,197			(3,360)				(3,360)	163
Purchase of minority interest in the Operating Partnership	(9,863)			0	0				0	(9,863)
Adjustment to record redeemable noncontrolling interests at redemption value	(8,778)	8,778			(3,155)				(3,155)	(5,623)
Distributions to noncontrolling interests	(34,119)	(8,464)	0	0	0	0	0		0	(34,119)
Contributions from noncontrolling interest in Operating Partnership	7,120									7,120
Purchase of noncontrolling interests in other consolidated subsidiaries	40,962	0	0	0	0	0	0		0	40,962
Acquire controlling interest in shopping center property	14,204	0	0	0	0	0	0		0	14,204
Balance at Dec. 31, 2012	$ 1,521,097		$ 25	$ 1,613	$ 1,773,630	$ 6,986	$ (453,561)		$ 1,328,693	$ 192,404